Auditor's Fees and Services	12 Months Ended
Dec. 31, 2017
Auditors Fees And Services
Auditor's Fees and Services

31. Auditor’s fees and services

Auditor’s fees and services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the following financial years consists of:

(in EUR thousands)	2017	2016	2015
Auditing services	360	239	165
(of which for the previous year)	(22)	(50)	(16)
	338	189	149

Besides the statutory auditing of the separate annual and consolidated financial statements of Biofrontera AG, the auditing services also include the auditors review of the condensed half-year financial statements and interim management report as well as the audit of the 2015 and 2016 consolidated financial statements for the purposes of the Nasdaq listing in 2018.